Interim Condensed Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenues:
Products	$ 1,934	$ 69	$ 491
Revenue from commission	459	4	40
Revenue	2,393	73	531
Cost of revenues:
Products	1,587	276	988
Revenue from commission	202		46
Cost of revenue	1,789	276	1,034
Gross (Loss)/Profit	604	(203)	(503)
Research and development expenses	(755)	(356)	(997)
Sales and marketing expenses	(624)	(213)	(471)
General and administrative expenses	(4,417)	(2,639)	(5,494)
Net change in fair value of financial assets at fair value through profit or loss	583	(323)	797
Share of net loss of associates accounted for using the equity method	(419)	(138)	(170)
Amortization of excess purchase price of an associate		(546)	(546)
Operating loss	(5,028)	(4,418)	(7,384)
Changes in fair value of warrants issued to investors	(474)	789	338
Gain upon loss of control in a subsidiary	11,502
Gain from sale of investment	2,025
Other income	299
Financial income (loss) net	(403)	30	205
Income Loss before taxes on income	7,921	(3,599)	(6,841)
Tax benefit (expense)	6		(9)
Net income (loss) for the period	7,927	(3,599)	(6,850)
Items that may be reclassified to profit or loss
Share of other comprehensive income of associates accounted for using the equity method	(104)	4	8
Items that will not be reclassified to profit or loss
Share of other comprehensive income of associates accounted for using the equity method	37		27
Other comprehensive income for the period	(67)	4	35
Total comprehensive income (loss) for the period	7,860	(3,595)	(6,815)
Net income (loss) for the period is attributable to:
Owners of Medigus	9,785	(2,553)	(4,325)
Non-controlling interest	(1,858)	(1,046)	(2,525)
Loss for the year	7,927	(3,599)	(6,850)
Total comprehensive income (loss) for the period is attributable to:
Owners of Medigus	9,746	(2,549)	(4,278)
Non-controlling interest	(1,886)	(1,046)	(2,537)
Total comprehensive income (loss) for the period	$ 7,860	$ (3,595)	$ (6,815)
Earning (Loss) per ordinary share attributed to Medigus ltd
Basic (in Dollars per share)	$ 0.02	$ (0.04)	$ (0.03)
Diluted (in Dollars per share)	$ 0.02	$ (0.04)	$ (0.03)
Weighted average ordinary shares outstanding (In thousands)
Basic (in Shares)	444,244	90,416	133,445
Diluted (in Shares)	444,244	90,416	133,445